SCHEDULE 1	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1
SCHEDULE 1
NAM TAI PROPERTY INC.
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands of U.S. dollars)

	Year ended December 31,
	2019	2020	2021	2022	2023	2024
General and administrative expenses*	$(2,948)	$(7,416)	$(10,842)	$(23,291)	$(37,989)	$(21,692)
Other income (expenses), net	(556)	(4)	(416)	(2,018)	(1,304)	71,798
Interest income	962	344	—	1	1	1

Income (loss) before income tax	(2,542)	(7,076)	(11,258)	(25,308)	(39,292)	50,107
Income tax expenses	—	—	—	—	—	—

Income (loss) before share of net profits of subsidiaries, net of income tax	(2,542)	(7,076)	(11,258)	(25,308)	(39,292)	50,107
Share of net (losses) profits of subsidiaries, net of income tax	(10,649)	22,769	(42,175)	(27,556)	(11,156)	(20,961)

Net (loss) income	$(13,191)	$15,693	$(53,433)	$(52,864)	$(50,448)	$29,146
Foreign currency translation adjustment	(3,136)	13,597	5,484	(20,397)	(3,049)	13,550
Other comprehensive (loss) income	(3,136)	13,597	5,484	(20,397)	(3,049)	13,550

Comprehensive (loss) income	$(16,327)	$29,290	$(47,949)	$(73,261)	$(53,497)	$42,696

* Amount of share-based compensation expense included in general and administrative expenses	$539	$1,002	$433	$5,375	$21,517	$6,241

SCHEDULE 1
NAM TAI PROPERTY INC.
BALANCE SHEETS
(In thousands of U.S. dollars)

	December 31,
	2020	2021	2022	2023	2024
ASSETS
Current assets:
Cash and cash equivalents	$12,517	$90	$4,131	$1,339	$1,766
Prepaid expenses and other receivables	2,380	2,326	4,181	3,763	2,926
Amounts due from subsidiaries	177,140	180,593	180,043	186,568	71,635

Total current assets	192,037	183,009	188,355	191,670	76,327
Investments in subsidiaries	229,032	192,341	144,388	130,183	122,772

Total assets	$421,069	$375,350	$332,743	$321,853	$199,099

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$25,372	$25,757	$31,086	$181,552	$8,930
Amounts due to a shareholder	146,869	146,869	146,869	—	—
Amounts due to subsidiaries	—	—	—	—	—

Total current liabilities	172,241	172,626	177,955	181,552	8,930
Amounts due to shareholders	—	—	19,950	16,159	17,836

Total liabilities	$172,241	$172,626	$197,905	$197,711	$26,766

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 39,197,991, 39,347,991, 40,547,379, 58,334,115 and 60,203,214 shares as at December 31, 2020, 2021, 2022, 2023 and 2024, respectively)	392	393	405	583	602
Additional paid-in capital	265,084	266,928	272,291	314,914	320,390
Accumulated deficit	(10,822)	(64,255)	(117,119)	(167,567)	(138,421)
Accumulated other comprehensive loss	(5,826)	(342)	(20,739)	(23,788)	(10,238)

Total shareholders’ equity	248,828	202,724	134,838	124,142	172,333

Total liabilities and shareholders’ equity	$421,069	$375,350	$332,743	$321,853	$199,099

SCHEDULE 1
NAM TAI PROPERTY INC.
STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY
(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2019	38,186,991	$382	$257,125	$(13,329)	$(16,287)	$227,891
Shares issued on exercise of options	445,000	4	2,631	—	—	2,635
Stock-based compensation expenses	—	—	539	—	—	539
Net loss	—	—	—	(13,191)	—	(13,191)
Foreign currency translation adjustments	—	—	—	—	(3,136)	(3,136)

Balance at December 31, 2019	38,631,991	$386	$260,295	$(26,520)	$(19,423)	$214,738

Shares issued on exercise of options	566,000	6	3,787	—	—	3,793
Stock-based compensation expenses	—	—	1,002	—	—	1,002
Net income	—	—	—	15,693	—	15,693
Foreign currency translation adjustments	—	—	—	—	13,597	13,597
Others	—	—	—	5	—	5

Balance at December 31, 2020	39,197,991	$392	$265,084	$(10,822)	$(5,826)	$248,828

Shares issued on exercise of options	150,000	1	1,411	—	—	1,412
Stock-based compensation expenses	—	—	433	—	—	433
Net loss	—	—	—	(53,433)	—	(53,433)
Foreign currency translation adjustments	—	—	—	—	5,484	5,484
Others	—	—	—	—	—	—

Balance at December 31, 2021	39,347,991	$393	$266,928	$(64,255)	$(342)	$202,724

Shares issued on equity awards	1,199,388	12	5,150	—	—	5,162
Stock-based compensation expenses	—	—	213	—	—	213
Net loss	—	—	—	(52,864)	—	(52,864)
Foreign currency translation adjustments	—	—	—	—	(20,397)	(20,397)
Others	—	—	—	—	—	—

Balance at December 31, 2022	40,547,379	$405	$272,291	$(117,119)	(20,739)	$134,838

Shares issued on private placement and equity awards	17,786,736	178	42,522	—	—	42,700
Stock-based compensation expenses	—	—	101	—	—	101
Net loss	—	—	—	(50,448)	—	(50,448)
Foreign currency translation adjustments	—	—	—	—	(3,049)	(3,049)
Others	—	—	—	—	—	—

Balance at December 31, 2023	58,334,115	$583	$314,914	$(167,567)	(23,788)	$124,142

Shares issued on equity awards	1,869,099	19	5,476	—	—	5,495
Stock-based compensation expenses	—	—	—	—	—	—
Net income	—	—	—	29,146	—	29,146
Foreign currency translation adjustments	—	—	—	—	13,550	13,550
Others	—	—	—	—	—	—

Balance at December 31, 2024	60,203,214	$602	$320,390	$(138,421)	$(10,238)	$172,333

SCHEDULE 1
NAM TAI PROPERTY INC.
STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year ended December 31,
	2019	2020	2021	2022	2023	2024
Cash flows from operating activities:
Net income (loss)	$(13,191)	$15,693	$(53,433)	$(52,864)	$(50,448)	$29,146
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	10,649	(22,769)	42,175	27,556	11,156	20,961
Share-based compensation expenses	539	1,002	433	5,375	21,517	6,241
Gain on disposal of property, plant and equipment	—	—	—	—	—	—
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(15)	(52)	54	(1,856)	417	837
Increase (decrease) in accrued expenses and other payables	1,144	177	600	5,329	9,445	(173,368)
Increase (decrease) in amount due to shareholders and other related companies	—	—	—	1,200	(3,791)	1,677

Net cash provided by (used in) operating activities	$(874)	$(5,949)	$(10,171)	$(15,260)	$(11,704)	$(114,506)

Cash flows from investing activities:
(Increase) decrease in amount due from subsidiaries	(2,202)	(191,088)	(3,453)	551	(6,525)	114,933

Net cash provided by (used in) investing activities	$(2,202)	$(191,088)	$(3,453)	$551	$(6,525)	$114,933

Cash flows from financing activities:
Proceeds from private placement	—	—	—	—	15,437	—
Proceeds from shareholder loans	—	—	—	18,750	—	—
Proceeds from options exercise	2,635	3,793	1,197	—	—	—
Amounts due to a shareholder and an investor	—	170,690	—	—	—	—

Net cash (used in) provided by financing activities	$2,635	$174,483	$1,197	$18,750	$15,437	$—

Net decrease in cash and cash equivalents	(441)	(22,554)	(12,427)	4,041	(2,792)	427
Cash and cash equivalents at beginning of year	35,512	35,071	12,517	90	4,131	1,339

Cash and cash equivalents at end of year	$35,071	$12,517	$90	$4,131	$1,339	$1,766

SCHEDULE 1
NAM TAI PROPERTY INC.
NOTE TO SCHEDULE 1
(In thousands of U.S. dollars)
Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed
25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2024, $408,536 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024.
During the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024, no cash dividend was declared and paid by subsidiaries to the Company.